Offerings - Offering: 1	Oct. 03, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares of Beneficial Interest, par value $0.01 per share
Amount Registered | shares	1,527,027
Proposed Maximum Offering Price per Unit	46.84
Maximum Aggregate Offering Price	$ 71,525,944.68
Fee Rate	0.01531%
Amount of Registration Fee	$ 10,950.62
Offering Note

(1)	Represents common shares of beneficial interest, par value $0.01 per share ("common shares"), that have been or may be issued by the registrant to the selling shareholder upon the exercise by such selling shareholder of redemption rights associated with Class A common units of limited partner interest in the registrant's operating partnership that were previously issued to such selling shareholder.
(2)	Based upon the average of the high and low prices of the common shares on October 2, 2024 reported on the New York Stock Exchange pursuant to Rule 457(c) under the Securities Act of 1933, as amended (the "Securities Act").
(3)	Calculated in accordance with Rules 457(o) and 457(r) under the Securities Act. Payment of the registration fee at the time of filing of the registration statement on Form S-3 with the Securities and Exchange Commission on March 7, 2024 (File No. 333- 277750) (the "Registration Statement") was deferred pursuant to Rules 456(b) and 457(r) under the Securities Act. This paragraph shall be deemed to update the "Calculation of Registration Fee" table in the Registration Statement.
(4)	Fee Calculation and Carry Forward Rule is calculated in accordance with both Rules 457(o) and 457(r) under the Securities Act.